SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Finance lease receivables, net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful on finance lease receivables	$ 0	$ 0	$ 0
Capital Leases, Net Investment in Sales Type Leases [Abstract]
Minimum lease payments receivable	288,026	511,030	1,343,662
Less: Unearned interest	67,484	103,786	328,585
Financing lease receivables, net	220,542	407,244	1,015,077
Finance lease receivables, net, current portion	170,337	314,264	541,605
Finance lease receivables, net, noncurrent portion	50,205	92,980	$ 473,472
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Twelve months ending March 31, 2023		345,425
Twelve months ending March 31, 2024		150,633
Twelve months ending March 31, 2025		14,972
Total	$ 288,026	$ 511,030